Schedule I—Condensed Financial Information of the Company (Details) - Schedule of Statements of Income and Comprehensive Income - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (11,018)	$ (1,552)	¥ (11,318)	¥ (331)
Selling expenses	(13,627)	(1,919)
Interest income	1,201	169	5	2
Others, net	17,009	2,395	17,495
Equity in earnings of subsidiaries and an affiliate	286,912	40,411	94,090	251,318
Net Income attributable to the Company’s shareholders	280,477	39,504	100,272	250,989
Other comprehensive income (loss):
Foreign currency translation adjustments	2,249	317	3,728	(9,116)
Unrealized net gains on available-for-sale investments	2,458	346	(1,919)	6,252
Share of other comprehensive (loss) gain of affiliates			4,688	(1,281)
Comprehensive income attributable to the Company’s shareholders	¥ 285,184	$ 40,167	¥ 106,769	¥ 246,844